COMMITMENTS, CONTINGENCIES AND GUARANTEES (Details 3) (CAD) In Millions, unless otherwise specified				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Ontario solar projects facility	Dec. 31, 2013 Natural Gas Pipelines Capital expenditures	Dec. 31, 2012 Natural Gas Pipelines Capital expenditures	Dec. 31, 2013 Oil Pipelines Capital expenditures	Dec. 31, 2012 Oil Pipelines Capital expenditures	Dec. 31, 2013 Energy Capital expenditures	Dec. 31, 2012 Energy Capital expenditures
Other Commitments
Commitment for capital expenditures				280	1,300	1,300	2,500	1,700	100	100
Number of ontario solar projects				5
Contingencies
Amount accrued related to operating facilities for the estimated expenses to remediate the sites	32	37	49